Equity	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Equity
Equity

a)	Authorized Share Capital
Our authorized share capital consists of an unlimited number of Class A common shares without par value, an unlimited number of Class B subordinate voting shares without par value and an unlimited number of preferred shares without par value issuable in series.
Class A common shares carry the right to 100 votes per share. Class B subordinate voting shares carry the right to one vote per share. Each Class A common share is convertible, at the option of the holder, into one Class B subordinate voting share. In all other respects, the Class A common shares and Class B subordinate voting shares rank equally.
The attributes of the Class B subordinate voting shares contain so-called “coattail provisions,” which provide that, in the event that an offer (an “Exclusionary Offer”) to purchase Class A common shares, which is required to be made to all or substantially all holders thereof, is not made concurrently with an offer to purchase Class B subordinate voting shares on identical terms, then each Class B subordinate voting share will be convertible into one Class A common share at the option of the holder during a certain period provided that any Class A common shares received upon such conversion are deposited to the Exclusionary Offer. Any Class B subordinate voting shares converted into Class A common shares pursuant to such conversion right will automatically convert back to Class B subordinate voting shares in the event that any such shares are withdrawn from the Exclusionary Offer or not otherwise ultimately taken up and paid for under the Exclusionary Offer.
The Class B subordinate voting shares will not be convertible in the event that holders of a majority of the Class A common shares (excluding those shares held by the offeror making the Exclusionary Offer) certify to Teck that they will not, among other things, tender their Class A common shares to the Exclusionary Offer.
If an offer to purchase Class A common shares does not, under applicable securities legislation or the requirements of any stock exchange having jurisdiction, constitute a “take-over bid” or is otherwise exempt from any requirement that such offer be made to all or substantially all holders of Class A common shares, the coattail provisions will not apply.

b)	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2018	7,777	565,506
Class A common shares conversion	(9)	9
Options exercised (c)	—	3,710
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(6,300)
As at December 31, 2018	7,768	562,925
Class A common shares conversion	(3)	3
Options exercised (c)	—	1,239
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(24,639)
As at December 31, 2019	7,765	539,528

c)	Share Options

The maximum number of Class B subordinate voting shares issuable to full-time employees pursuant to options granted under our current stock option plan is 28 million. As at December 31, 2019, 1,759,503 share options remain available for grant. The exercise price for each option is the closing price for our Class B subordinate voting shares on the last trading day before the date of grant. Our share options are settled through the issuance of Class B subordinate voting shares.
During the year ended December 31, 2019, we granted 1,940,210 share options to employees. These share options have a weighted average exercise price of $28.62, vest in equal amounts over three years, and have a term of 10 years.
The weighted average fair value of share options granted in the year was estimated at $10.73 per option (2018 – $11.10) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2019	2018
Weighted average exercise price	$28.62	$37.44
Dividend yield	1.05%	2.67%
Risk-free interest rate	1.81%	2.06%
Expected option life	5.9 years	4.2 years
Expected volatility	41%	41%
Forfeiture rate	0.55%	0.54%

The expected volatility is based on a statistical analysis of historical daily share prices over a period equal to the expected option life.
Outstanding share options are as follows:

	2019		2018
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	19,775	$21.75	22,068	$19.52
Granted	1,940	28.62	1,575	37.44
Exercised	(1,239)	8.17	(3,710)	14.58
Forfeited	(110)	32.52	(107)	32.92
Expired	(214)	38.24	(51)	37.56
Outstanding at end of year	20,152	$23.02	19,775	$21.75
Vested and exercisable at end of year	16,617	$21.32	14,036	$22.83

The average share price during the year was $26.58 (2018 – $32.55).
Information relating to share options outstanding at December 31, 2019, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
5,400	$ 5.34 — $ 15.35	70
3,471	$ 15.36 — $ 24.97	60
2,155	$ 24.98 — $ 26.79	47
6,123	$ 26.80 — $ 36.85	70
3,003	$ 36.86 — $ 58.80	58
20,152	$ 5.34 — $ 58.80	64

Total share option compensation expense recognized for the year was $18 million (2018 – $17 million).

d)	Deferred Share Units, Restricted Share Units, Performance Share Units and Performance Deferred Share Units

We have issued and outstanding deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs) (collectively, Units).

As of 2017, DSUs are granted to directors only. RSUs may be granted to both employees and directors. PSUs and PDSUs are granted to certain officers only. DSUs entitle the holder to a cash payment equal to the closing price of one Class B subordinate voting share on the Toronto Stock Exchange on the day prior to redemption. RSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. PSUs and PDSUs issued in 2017 and later vest in a percentage from 0% to 200% based on both relative total shareholder return as compared to our compensation peer group and a calculation based on the change in EBITDA over the vesting period divided by the change in a weighted commodity price index. Once vested, PSUs and PDSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over 20 consecutive trading days prior to the payout date. Officers granted PSUs in 2017 and later can elect to receive up to 50% of their Units as PDSUs, which pay out following termination of employment as described below.
RSUs, PSUs, and PDSUs vest on December 20 in the year prior to the third anniversary of the grant date. DSUs granted to directors vest immediately. Units vest on a pro rata basis if employees retire or are terminated without cause, and unvested units are forfeited if employees resign or are terminated with cause.
DSUs and PDSUs may be redeemed on or before December 15 of the first calendar year commencing after the date on which the participant ceases to be a director or employee. RSUs and PSUs pay out on the vesting date.
Additional Units are issued to Unit holders to reflect dividends paid and other adjustments to Class B subordinate voting shares.
In 2019, we recognized compensation recovery of $14 million for Units (2018 – $42 million expense). The total liability and intrinsic value for vested Units as at December 31, 2019 was $71 million (2018 – $103 million).
The outstanding Units are summarized in the following table:

(in 000’s)	2019		2018
	Outstanding	Vested	Outstanding	Vested
DSUs	2,463	2,463	2,644	2,644
RSUs	892	—	821	381
PSUs	741	—	667	312
PDSUs	177	65	123	61
	4,273	2,528	4,255	3,398

e)	Accumulated Other Comprehensive Income

(CAD$ in millions)	2019	2018
Accumulated other comprehensive income – beginning of year	$584	$244
IFRS 9 transition adjustment on January 1, 2018	—	(34)
Currency translation differences:
Unrealized gains (losses) on translation of foreign subsidiaries	(449)	638
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(26) and $40)	167	(255)
	(282)	383
Gain (loss) on marketable equity and debt securities (net of taxes of $(1) and $1)	7	(9)
Remeasurements of retirement benefit plans (net of taxes of $(31) and $(2))	74	8
Total other comprehensive income (loss)	(201)	382
Less remeasurements of retirement benefit plans recorded in retained earnings	(74)	(8)
Accumulated other comprehensive income – end of year	$309	$584

f)	Earnings (Loss) Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2019	2018
Net basic and diluted profit (loss) attributable to shareholders of the company	$(605)	$3,107
Weighted average shares outstanding (000’s)	559,765	573,905
Dilutive effect of share options	—	8,233
Weighted average diluted shares outstanding (000’s)	559,765	582,138
Basic earnings (loss) per share	$(1.08)	$5.41
Diluted earnings (loss) per share	$(1.08)	$5.34

At December 31, 2019, there is a net loss attributable to shareholders of the company and, accordingly, all share options would be considered anti-dilutive and have been excluded from the calculation of diluted earnings (loss) per share. At December 31, 2018, 5,458,816 potentially dilutive shares were not included in the diluted earnings per share calculation because their effect was anti-dilutive.

g)	Dividends

We declared and paid dividends on our Class A common and Class B subordinate voting shares of $0.05 per share in each quarter of 2019, $0.05 per share in each of the first three quarters of 2018 and $0.15 per share in the fourth quarter of 2018.

h)	Normal Course Issuer Bid

On occasion, we purchase and cancel Class B subordinate voting shares pursuant to normal course issuer bids that allow us to purchase up to a specified maximum number of shares over a one-year period.

In 2019, we purchased 24,399,468 (2018 – 6,539,558) Class B subordinate voting shares under our normal course issuer bid for $654 million. During 2019, we cancelled 24,639,468 (2018 – 6,299,558) Class B subordinate voting shares, of which 240,000 were purchased in 2018 for $7 million.